CASH AND BORROWINGS - Liquidity risk exposures (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Commited facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities		$ 2,429
$265 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted	€ 265	265
$80 million 2.47% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 80
Interest rate	2.47%	2.47%
$45 million Floating Rate Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 45
$75 million 3.23% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75
Interest rate	3.23%	3.23%
$1.0 billion syndicated, revolving credit facility
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 1,000
$190 million 2.97% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 190
Interest rate	2.97%	2.97%
$75 million 3.46% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75,000
Interest rate	3.46%	3.46%
$50 million 3.15% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 50
Interest rate	3.15%	3.15%
$105 million 3.26% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 105
Interest rate	3.26%	3.26%
$100 million 3.89% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 100
Interest rate	3.89%	3.89%
$305 million 3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 305
Interest rate	3.36%	3.36%
$25 million Floating Rate Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 25
$75 million 3.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75
Interest rate	3.99%	3.99%